Income tax - Additional information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Unused tax losses for which no deferred tax asset recognised	R$ 50,661	R$ 55,410
Applicable tax rate	34.00%	34.00%	34.00%